CONDENSED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 16,312	$ 9,139
Accounts receivable, net of allowance	27,476	32,381
Inventories, net	256,714	515,014
Current portion of notes receivable, net of allowance
Prepaid inventory	51,988	14,776
Total Current Assets	352,490	571,310
Property and equipment, net	33,650	54,819
Deposits		5,000
Total Assets	386,140	631,129
Current Liabilities:
Accounts payable and accrued expenses	377,376	170,200
Note payable	364,306	250,000
Loans from Related Party	104,998	150,000
Due to officers		500
Total Current Liabilities	846,680	570,700
Stockholders' Equity
Preferred stock, Convertible Series A, Par value $0.001; authorized and issued 100 shares as of December 31, 2012 and December 31, 2011 respectively
Preferred stock, Convertible Series B, Par value $0.001; authorized 24,999,900 shares; issued and outstanding 14,750,000 and 12,750,000 shares as of December 31, 2012 and December 31, 2011, respectively	14,750	12,750
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 82,371,853 and 33,848,520 shares as of December 31, 2012 and Decemebr 31, 2011, respectively	82,372	33,849
Additional Paid in Capital	8,131,305	2,866,428
Accumulated Deficit	(8,688,967)	(2,852,598)
Total Stockholders' Equity	(460,540)	60,429
Total Liabilities and Stockholders' Equity	$ 386,140	$ 631,129